Trade Receivables and Unbilled Revenue, Net - Summary of Trade Receivables and Unbilled Revenue (Detail) - USD ($) $ in Thousands		Mar. 31, 2024	Mar. 31, 2023
Trade and other receivables [abstract]
Trade receivables and unbilled revenue	[1]	$ 233,735	$ 214,837
Less: Allowances for ECL		(1,388)	(1,945)
Total		$ 232,347	$ 212,892

[1]	As at March 31, 2024 and March 31, 2023 unbilled revenue includes contract assets amounting to $82 and $593, respectively.